FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 05, 2025
Financial Instruments
Gain loss	$ 1,443	$ 69
Investment equity financing agreement			$ 5,000
Initial cost	$ 5,000